Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	CIM COMMERCIAL TRUST CORPORATION
Entity Central Index Key	0000908311
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false